Accumulated Other Comprehensive Income (Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net Of Tax (AOCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	¥ 8,183,191
Less: reclassification adjustments for losses (gains) included in net income	(86,612)
Change during period	(196,229)	¥ (297,397)
Balance at end of period	8,264,977	8,138,447
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	1,469,638	2,041,005
Change during period	(195,339)	(296,070)
Balance at end of period	1,274,299	1,744,935
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	1,409,374	1,747,607
Before reclassification adjustments during year	(49,362)	(179,849)
Less: reclassification adjustments for losses (gains) included in net income	(86,761)	(72,860)
Change during period	(136,123)	(252,709)
Balance at end of period	1,273,251	1,494,898
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	6,725	129,179
Before reclassification adjustments during year	(59,893)	(43,121)
Change during period	(59,893)	(43,121)
Balance at end of period	(53,168)	86,058
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	53,539	164,219
Before reclassification adjustments during year	533	1,314
Less: reclassification adjustments for losses (gains) included in net income	144	(1,554)
Change during period	677	(240)
Balance at end of period	54,216	163,979
Previously Reported | Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	1,469,308	2,041,005
Previously Reported | Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	1,409,459	1,747,607
Previously Reported | Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	6,310	¥ 129,179
Restatement Adjustment | Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	330
Restatement Adjustment | Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(85)
Restatement Adjustment | Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	¥ 415